DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Apr. 30, 2013
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Entity Filer Category	Accelerated Filer
Trading Symbol	gnbt
Document Period End Date	Apr. 30, 2013